Condensed Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenue	$ 18,350	$ 15,695	$ 35,053	$ 31,352
Time charter expenses	(197)	(269)	(377)	(409)
Direct vessel expenses	(289)	(289)	(578)	(705)
Management fees (entirely through related party transactions)	(3,705)	(3,574)	(7,125)	(7,174)
General and administrative expenses	(482)	(249)	(1,017)	(502)
Depreciation and amortization	(5,076)	(4,878)	(9,953)	(9,755)
Interest expenses and finance cost	(3,228)	(7,115)	(4,363)	(14,223)
Other income, net	21	0	66	0
Net income/ (loss)	$ 5,394	$ (679)	$ 11,706	$ (1,416)
Earnings per unit (basic and diluted)
Common unitholders:	$ 0.26		$ 0.59
Subordinated Series A unitholders:	1.82		3.63
Subordinated unitholders:	$ 0.26		$ 0.59